Consolidated Balance Sheets - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents		$ 26,530,944	$ 3,559,399
Restricted cash		167,285	345,010
Trade accounts receivable, net		1,274,729	2,013,023
Other receivables		1,722,885	1,866,624
Inventories		2,274,454	1,662,422
Prepaid expenses		382,729	244,315
Derivatives		540,753	0
Total current assets		32,893,779	9,690,793
Long-term assets:
Vessels, net		176,111,486	98,458,447
Advances for vessels under construction		7,615,958	0
Restricted cash		4,800,000	2,433,768
Total assets		221,421,223	110,583,008
Current liabilities
Long-term bank loans, current portion		29,034,049	20,645,320
Related party loan, current	[1]	0	2,500,000
Trade accounts payable		2,804,194	2,854,377
Accrued expenses		1,702,925	1,300,420
Accrued preferred dividends		0	168,676
Deferred revenues		3,293,986	949,364
Due to related company		309,970	24,072
Derivative		0	203,553
Total current liabilities		37,145,124	28,645,782
Long-term liabilities
Long-term bank loans, net of current portion		89,004,951	46,220,028
Derivatives		952,666	362,195
Fair value of below market time charters acquired		17,461,586	0
Total long-term liabilities		107,419,203	46,582,223
Total liabilities		144,564,327	75,228,005
Commitments and contingencies
Mezzanine Equity
Preferred shares (par value $0.01, 20,000,000 shares authorized, 8,365 and nil issued and outstanding, respectively)		0	8,019,636
Shareholders’ equity
Common stock (par value $0.03, 200,000,000 shares authorized, 6,708,946 and 7,294,541 issued and outstanding)		218,836	201,268
Additional paid-in capital		264,609,233	257,467,980
Accumulated deficit		(187,971,173)	(230,333,881)
Total shareholders’ equity		76,856,896	27,335,367
Total liabilities, mezzanine equity and shareholders’ equity		$ 221,421,223	$ 110,583,008

[1]	On September 30, 2019, Euroseas signed an agreement with Colby Trading Ltd. (“Colby”), a company controlled by the Pittas family and affiliated with the Company’s Chief Executive Officer, as supplemented on December 20, 2019 and March 30, 2020, to draw down a $2.5 million loan to finance the special survey and WBT system installation on M/V “Akinada Bridge”. Interest on the loan was 8% per annum and was payable quarterly. The loan was payable in four repayment installments of a principal amount of $625,000 each, maturing by November 2020. The first repayment instalment was paid on May 15, 2020 and the remaining three installments, which were payable on a quarterly basis, were rescheduled to be paid at the maturity of the loan in November 2020. Under certain limited circumstances, the Company could pay principal in equity, and the loan was convertible in common stock of the Company at the option of the lender at certain times. The Company paid $51,111 and $160,035 on interest for the years ended December 31, 2019 and 2020, respectively. On November 24, 2020, Colby exercised its right to convert the outstanding balance of the loan of $1,875,000 into the Company’s common shares as per the terms of the loan agreement. As a result, on November 25, 2020, the Company issued 702,247 shares to Colby. The conversion price was the lowest closing price over the fifteen business days prior to the conversion notice as per the terms of the loan, amounting to approximately $2.67 per share. The Company incurred a loss on the extinguishment of the above debt of $491,571, deriving from the difference between the conversion price and the closing price of the Company’s common shares on the Nasdaq Capital Market on the date of issuance of approximately $3.37 per share. The specific amount was recorded under “Loss on debt extinguishment” in the consolidated statement of operations for the year ended December 31, 2020. On November 1, 2019, Euroseas signed a second agreement with Colby, as supplemented on November 15, 2020, to draw another $2.5 million loan to finance working capital needs. Interest on the loan was 8% per annum and was payable quarterly. This loan was fully repaid upon its maturity on March 31, 2021. The Company paid $33,333, $201,248 and $50,000 on interest for this loan for the years ended December 31, 2019, 2020 and 2021, respectively.